Liabilities to credit institutions - Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,023,582	$ 1,326,388
Working capital loans from banks
Disclosure of detailed information about borrowings [line items]
Borrowings	1,923,755	1,300,108
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	87,039	14,561
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,788	$ 11,719